Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
November 30, 2023
PUR-K6-NPRT1-0124
1.9893906.104
Common Stocks - 61.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.4%
Entertainment - 0.7%
LiveOne, Inc. (a)(b)	325,553	328,809
Netflix, Inc. (a)	12,548	5,947,376
PodcastOne, Inc.	15,504	35,969
Spotify Technology SA (a)	4,407	815,780
The Walt Disney Co.	23,478	2,176,176
Universal Music Group NV	35,670	942,438
		10,246,548
Interactive Media & Services - 5.1%
Alphabet, Inc. Class C (a)	315,716	42,280,687
Meta Platforms, Inc. Class A (a)	88,468	28,942,306
		71,222,993
Media - 0.6%
Comcast Corp. Class A	178,469	7,476,066
TOTAL COMMUNICATION SERVICES		88,945,607
CONSUMER DISCRETIONARY - 5.7%
Automobile Components - 0.1%
Aptiv PLC (a)	8,551	708,365
Automobiles - 0.2%
Li Auto, Inc. ADR (a)	18,374	678,919
Tesla, Inc. (a)	8,498	2,040,200
		2,719,119
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	269,478	39,368,041
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	27,383	3,459,568
Compass Group PLC	15,270	386,582
Domino's Pizza, Inc.	2,428	953,937
Draftkings Holdings, Inc. (a)	8,084	309,132
Hilton Worldwide Holdings, Inc.	31,880	5,340,538
		10,449,757
Household Durables - 0.1%
D.R. Horton, Inc.	14,662	1,871,898
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A (a)	18,848	1,430,375
Lowe's Companies, Inc.	21,323	4,239,652
Revolve Group, Inc. (a)	3,115	41,492
RH (a)	702	189,519
TJX Companies, Inc.	104,200	9,181,062
		15,082,100
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	61,351	5,075,323
Moncler SpA	5,033	278,742
NIKE, Inc. Class B	18,459	2,035,474
On Holding AG (a)	2,478	71,887
Ralph Lauren Corp.	14,275	1,846,900
		9,308,326
TOTAL CONSUMER DISCRETIONARY		79,507,606
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	3,122	1,107,561
Monster Beverage Corp.	99,713	5,499,172
		6,606,733
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree, Inc. (a)	23,405	2,892,624
Performance Food Group Co. (a)	10,593	689,075
Target Corp.	12,482	1,670,216
Walmart, Inc.	15,681	2,441,375
		7,693,290
Household Products - 0.4%
The Clorox Co.	38,240	5,481,704
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	22,449	2,866,513
Kenvue, Inc.	99,130	2,026,217
L'Oreal SA (a)	182	85,520
		4,978,250
TOTAL CONSUMER STAPLES		24,759,977
ENERGY - 3.1%
Energy Equipment & Services - 1.9%
Baker Hughes Co. Class A	260,533	8,792,989
NOV, Inc.	214,379	4,034,613
Schlumberger Ltd.	183,139	9,530,554
TechnipFMC PLC	195,737	4,055,671
Weatherford International PLC (a)	2,594	235,250
		26,649,077
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp. (a)	37,179	878,540
Chesapeake Energy Corp.	9,117	732,186
Exxon Mobil Corp.	68,389	7,026,286
Hess Corp.	36,061	5,068,734
Range Resources Corp.	80,214	2,606,955
		16,312,701
TOTAL ENERGY		42,961,778
FINANCIALS - 7.8%
Banks - 0.7%
JPMorgan Chase & Co.	29,196	4,556,912
PNC Financial Services Group, Inc.	7,370	987,285
U.S. Bancorp	58,889	2,244,849
Wells Fargo & Co.	54,635	2,436,175
		10,225,221
Capital Markets - 2.8%
Ares Management Corp.	85,238	9,567,966
BlackRock, Inc. Class A	5,943	4,464,560
Cboe Global Markets, Inc.	17,870	3,255,735
CME Group, Inc.	31,365	6,848,861
Deutsche Borse AG	7,006	1,331,900
Goldman Sachs Group, Inc.	6,125	2,091,933
Intercontinental Exchange, Inc.	31,373	3,571,502
KKR & Co. LP	37,971	2,879,721
London Stock Exchange Group PLC	6,175	696,129
Moody's Corp.	3,870	1,412,395
Morgan Stanley	18,880	1,497,939
Raymond James Financial, Inc.	6,593	693,254
UBS Group AG	23,777	671,700
XP, Inc. Class A	7,396	172,253
		39,155,848
Consumer Finance - 0.0%
American Express Co.	2,356	402,334
Financial Services - 2.7%
Apollo Global Management, Inc.	26,858	2,470,936
Berkshire Hathaway, Inc. Class B (a)	9,548	3,437,280
Block, Inc. Class A (a)	33,209	2,106,447
MasterCard, Inc. Class A	51,959	21,502,193
Visa, Inc. Class A	30,949	7,943,989
		37,460,845
Insurance - 1.6%
Arthur J. Gallagher & Co.	21,742	5,413,758
Chubb Ltd.	26,550	6,091,367
Globe Life, Inc.	10,661	1,312,689
Hartford Financial Services Group, Inc.	12,720	994,195
Marsh & McLennan Companies, Inc.	20,323	4,052,813
The Travelers Companies, Inc.	20,895	3,774,055
		21,638,877
TOTAL FINANCIALS		108,883,125
HEALTH CARE - 6.7%
Biotechnology - 0.9%
Argenx SE ADR (a)	4,962	2,235,927
Exact Sciences Corp. (a)	2,949	188,736
Karuna Therapeutics, Inc. (a)	21	4,015
Legend Biotech Corp. ADR (a)	31,845	1,936,813
Moderna, Inc. (a)	2,846	221,134
Nuvalent, Inc. Class A (a)	5,331	348,487
Regeneron Pharmaceuticals, Inc. (a)	5,759	4,744,322
Vertex Pharmaceuticals, Inc. (a)	7,576	2,688,041
		12,367,475
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	13,744	495,884
Boston Scientific Corp. (a)	320,855	17,932,586
Glaukos Corp. (a)	8,027	512,845
Intuitive Surgical, Inc. (a)	4,994	1,552,335
Stryker Corp.	2,882	854,023
		21,347,673
Health Care Providers & Services - 2.1%
agilon health, Inc. (a)	143,356	1,522,441
Cardinal Health, Inc.	7,380	790,250
Centene Corp. (a)	3,547	261,343
Cigna Group	17,037	4,478,687
CVS Health Corp.	48,150	3,271,793
UnitedHealth Group, Inc.	34,556	19,108,431
		29,432,945
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	14,820	1,893,996
Thermo Fisher Scientific, Inc.	2,811	1,393,581
		3,287,577
Pharmaceuticals - 1.9%
Eli Lilly & Co.	34,285	20,263,806
Merck & Co., Inc.	41,453	4,248,103
Novo Nordisk A/S Series B	19,031	1,944,296
		26,456,205
TOTAL HEALTH CARE		92,891,875
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	5	390
General Dynamics Corp.	7,671	1,894,507
Howmet Aerospace, Inc.	32,237	1,695,666
Lockheed Martin Corp.	10,491	4,697,555
The Boeing Co. (a)	76,553	17,731,971
TransDigm Group, Inc.	2,133	2,053,802
		28,073,891
Air Freight & Logistics - 0.2%
FedEx Corp.	11,872	3,072,830
Building Products - 0.9%
Johnson Controls International PLC	6,151	324,773
Trane Technologies PLC	55,067	12,412,652
		12,737,425
Commercial Services & Supplies - 0.2%
Cintas Corp.	4,972	2,750,759
Copart, Inc.	1,792	89,994
Republic Services, Inc.	1,809	292,769
		3,133,522
Construction & Engineering - 0.3%
Fluor Corp. (a)	100,887	3,836,733
Electrical Equipment - 2.1%
Eaton Corp. PLC	101,812	23,181,574
Hubbell, Inc. Class B	10,073	3,021,900
Prysmian SpA	48,306	1,857,690
Vertiv Holdings Co.	11,762	513,529
		28,574,693
Ground Transportation - 1.1%
Lyft, Inc. (a)	113,733	1,334,088
Uber Technologies, Inc. (a)	232,804	13,125,490
		14,459,578
Industrial Conglomerates - 0.9%
General Electric Co.	101,625	12,377,925
Machinery - 0.7%
Caterpillar, Inc.	32,010	8,025,547
PACCAR, Inc.	4,882	448,265
Parker Hannifin Corp.	1,725	747,236
Pentair PLC	14,575	940,671
		10,161,719
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	6,140	226,750
Professional Services - 0.0%
Equifax, Inc.	724	157,622
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	2,720	435,390
United Rentals, Inc.	2,803	1,334,284
W.W. Grainger, Inc.	2,608	2,050,384
		3,820,058
TOTAL INDUSTRIALS		120,632,746
INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	51,875	4,720,106
Flex Ltd. (a)	48,737	1,240,357
Jabil, Inc.	25,861	2,982,291
		8,942,754
IT Services - 1.3%
Accenture PLC Class A	17,317	5,768,985
Shopify, Inc. Class A (a)	164,067	11,947,359
X Holdings Corp. (c)(d)	4,690	133,571
		17,849,915
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	8,507	1,274,178
ASML Holding NV (depository receipt)	5,086	3,477,603
GlobalFoundries, Inc. (a)	24,101	1,293,983
Lam Research Corp.	2,012	1,440,431
Marvell Technology, Inc.	225,266	12,554,074
Monolithic Power Systems, Inc.	1,456	798,936
NVIDIA Corp.	100,680	47,088,036
NXP Semiconductors NV	9,360	1,910,189
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,571	639,424
Universal Display Corp.	20,594	3,484,505
		73,961,359
Software - 10.2%
Adobe, Inc. (a)	17,176	10,494,708
Autodesk, Inc. (a)	3,962	865,420
Dynatrace, Inc. (a)	81,652	4,372,465
Fair Isaac Corp. (a)	1,313	1,428,019
HubSpot, Inc. (a)	3,345	1,652,196
Intuit, Inc.	4,577	2,615,572
Microsoft Corp.	261,302	99,009,935
Oracle Corp.	61,485	7,145,172
Salesforce, Inc. (a)	26,012	6,552,423
Synopsys, Inc. (a)	8,147	4,425,695
Tenable Holdings, Inc. (a)	4,106	169,947
UiPath, Inc. Class A (a)	15,876	313,710
Workday, Inc. Class A (a)	9,807	2,654,951
		141,700,213
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	116,439	22,117,588
Samsung Electronics Co. Ltd.	4,798	268,719
		22,386,307
TOTAL INFORMATION TECHNOLOGY		264,840,548
MATERIALS - 2.3%
Chemicals - 1.9%
Linde PLC	37,671	15,587,130
Sherwin-Williams Co. (e)	39,439	10,995,593
		26,582,723
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5,677	2,637,477
Containers & Packaging - 0.1%
Aptargroup, Inc.	497	63,064
Ball Corp.	18,712	1,034,586
		1,097,650
Metals & Mining - 0.1%
Gold Fields Ltd. sponsored ADR	41,881	640,360
Newmont Corp.	362	14,549
Newmont Corp. CDI	23,946	952,820
Wheaton Precious Metals Corp.	13,175	644,210
		2,251,939
TOTAL MATERIALS		32,569,789
TOTAL COMMON STOCKS (Cost $667,688,407)		855,993,051

Fixed-Income Funds - 37.1%
	Shares	Value ($)
Fidelity High Income Central Fund (f)	606,473	61,993,689
Fidelity Investment Grade Bond Central Fund (f)	4,745,067	453,865,625
TOTAL FIXED-INCOME FUNDS (Cost $562,630,876)		515,859,314

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Fidelity Private Credit Central Fund LLC (c) (Cost $318,014)	31,637	320,797

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	20,490,476	20,494,574
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	127,612	127,625
TOTAL MONEY MARKET FUNDS (Cost $20,622,199)		20,622,199

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,251,259,496)	1,392,795,361
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(883,910)
NET ASSETS - 100.0%	1,391,911,451

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Sherwin-Williams Co.	Chicago Board Options Exchange	70	1,951,600	260.00	01/19/24	(155,400)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $454,368 or 0.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,951,600.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	6/06/22 - 11/06/23	318,014

X Holdings Corp. Class A	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	11,334,206	88,708,530	79,548,162	186,141	-	-	20,494,574	0.0%
Fidelity High Income Central Fund	64,331,981	1,122,320	3,221,476	1,122,252	(95,352)	(143,784)	61,993,689	4.5%
Fidelity Investment Grade Bond Central Fund	429,042,334	30,068,234	2,182,363	4,606,206	(549,575)	(2,513,005)	453,865,625	1.2%
Fidelity Private Credit Central Fund LLC	207,892	111,268	-	8,269	-	1,637	320,797	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,701,050	2,128,048	5,701,473	588	-	-	127,625	0.0%
Total	508,617,463	122,138,400	90,653,474	5,923,456	(644,927)	(2,655,152)	536,802,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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